Segmentation - Summary of the Amount of Total Non-Current Assets (Detail) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Non Current Assets By Country [Line Items]
Non-current assets	€ 207,183	€ 80,230
The Netherlands
Disclosure of Non Current Assets By Country [Line Items]
Non-current assets	109,851	59,047
Belgium
Disclosure of Non Current Assets By Country [Line Items]
Non-current assets	8,778	7,049
Germany
Disclosure of Non Current Assets By Country [Line Items]
Non-current assets	43,510	13,568
France
Disclosure of Non Current Assets By Country [Line Items]
Non-current assets	32,675	357
Other
Disclosure of Non Current Assets By Country [Line Items]
Non-current assets	€ 12,369	€ 209